UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9-30-2010

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      11/8/2010

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: $77,913,936

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $2,102,744    24,250  SH          Sole                             24,250
Abbott Laboratories              Common   002824100 $223,065      4,270   SH          Sole                             4,270
Accenture PLC                    Common   G1151C101 $1,498,163    35,259  SH          Sole                             35,259
AMEX Energy Sector SPDR          Common   81369y506 $1,233,993    22,012  SH          Sole                             22,012
Amgen Inc.                       Common   031162100 $200,049      3,630   SH          Sole                             3,630
AT&T Corp                        Common   00206r102 $475,388      16,621  SH          Sole                             16,621
Automatic Data Processing, Inc.  Common   053015103 $1,395,774    33,209  SH          Sole                             33,209
Berkshire Hathaway Inc. Class B  Common   084670702 $1,482,948    17,936  SH          Sole                             17,936
Biotech Holders Trust            Common   09067D201 $268,492      2,800   SH          Sole                             2,800
Boston Properties, Inc.          Common   101121101 $447,601      5,385   SH          Sole                             5,385
Broadridge Financial Solutions InCommon   11133t103 $642,304      28,085  SH          Sole                             28,085
Chevron Corp                     Common   166764100 $1,221,829    15,075  SH          Sole                             15,075
Cisco Systems, Inc.              Common   17275r102 $1,533,504    70,023  SH          Sole                             70,023
Clorox Company                   Common   189054109 $1,707,721    25,580  SH          Sole                             25,580
Coca-Cola Company                Common   191216100 $2,430,576    41,534  SH          Sole                             41,534
Colgate-Palmolive Company        Common   194162103 $1,604,145    20,871  SH          Sole                             20,871
Comcast Corporation              Common   20030n200 $1,408,207    82,787  SH          Sole                             82,787
ConocoPhillips                   Common   20825C104 $596,583      10,388  SH          Sole                             10,388
Covidien PLC                     Common   G2554F105 $1,047,164    26,055  SH          Sole                             26,055
CVS Caremark Corp                Common   126650100 $1,831,870    58,210  SH          Sole                             58,210
Dreyfus Municipal Income Inc.    Common   26201r102 $99,500       10,000  SH          Sole                             10,000
Elements S&P Commodity Trends IndCommon   4042EP602 $1,066,377    144,300 SH          Sole                             144,300
Exxon Mobil Corp.                Common   30231g102 $2,460,969    39,827  SH          Sole                             39,827
Fastenal Co                      Common   311900104 $1,047,843    19,700  SH          Sole                             19,700
General Electric Company         Common   369604103 $1,966,071    120,989 SH          Sole                             120,989
Genuine Parts                    Common   372460105 $1,319,418    29,590  SH          Sole                             29,590
Google, Inc.                     Common   38259p508 $829,697      1,578   SH          Sole                             1,578
Hewlett-Packard Co               Common   428236103 $554,945      13,191  SH          Sole                             13,191
Home Depot, Inc.                 Common   437076102 $440,669      13,910  SH          Sole                             13,910
Intel Corp                       Common   458140100 $423,948      22,080  SH          Sole                             22,080
Intl Business Machines Corp      Common   459200101 $677,463      5,050   SH          Sole                             5,050
iShares Comex Gold Trust         Common   464285105 $1,553,536    121,370 SH          Sole                             121,370
iShares MSCI Canada Index Fund   Common   464286509 $1,250,278    44,605  SH          Sole                             44,605
iShares MSCI EAFE Index Fund     Common   464287465 $1,671,051    30,427  SH          Sole                             30,427
iShares MSCI Emerging Markets IndCommon   464287234 $1,906,575    42,586  SH          Sole                             42,586
iShares Russell 2000 Index Fund  Common   464287655 $2,340,563    34,675  SH          Sole                             34,675
iShares S&P Growth Allocation FunCommon   464289867 $240,789      8,037   SH          Sole                             8,037
iShares S&P SmallCap 600 Index FuCommon   464287804 $904,668      15,310  SH          Sole                             15,310
ITT Corporation                  Common   450911102 $1,243,805    26,560  SH          Sole                             26,560
J.P. Morgan Chase & Co.          Common   46625h100 $407,166      10,698  SH          Sole                             10,698
Johnson & Johnson                Common   478160104 $2,657,758    42,894  SH          Sole                             42,894
Kimberly-Clark Corp              Common   494368103 $254,996      3,920   SH          Sole                             3,920
Laboratory CP Amer Hldgs         Common   50540R409 $1,469,778    18,740  SH          Sole                             18,740
Mastercard, Inc.                 Common   57636q104 $1,268,960    5,665   SH          Sole                             5,665
McDonald's Corp                  Common   580135101 $1,526,337    20,485  SH          Sole                             20,485
Medtronic, Inc.                  Common   585055106 $1,110,692    33,076  SH          Sole                             33,076
Merck & Co. Inc.                 Common   58933Y105 $280,198      7,612   SH          Sole                             7,612
Microsoft Corp                   Common   594918104 $1,810,717    73,937  SH          Sole                             73,937
Occidental Petroleum             Common   674599105 $339,248      4,332   SH          Sole                             4,332
Oil Service HOLDRs Trust         Common   678002106 $758,105      6,700   SH          Sole                             6,700
Omnicom Group Inc Com            Common   681919106 $1,141,841    28,922  SH          Sole                             28,922
Paychex, Inc.                    Common   704326107 $216,484      7,875   SH          Sole                             7,875
Pepsi Co Inc                     Common   713448108 $810,236      12,195  SH          Sole                             12,195
Pfizer Inc.                      Common   717081103 $1,398,411    81,445  SH          Sole                             81,445
Procter & Gamble Co              Common   742718109 $2,568,215    42,825  SH          Sole                             42,825
Progress Energy, Inc.            Common   743263105 $370,019      8,330   SH          Sole                             8,330
SPDR Tr Unit Ser 1               Common   78462F103 $1,655,684    14,507  SH          Sole                             14,507
Tyco International Ltd.          Common   H89128104 $227,836      6,203   SH          Sole                             6,203
United Technologies Corp         Common   913017109 $1,997,645    28,045  SH          Sole                             28,045
Utilities Select Sector SPDR     Common   81369y886 $1,326,433    42,270  SH          Sole                             42,270
Vanguard FTSE All-World Ex-US IndCommon   922042775 $612,673      13,495  SH          Sole                             13,495
Vanguard Small-Cap ETF           Common   922908751 $1,146,044    18,065  SH          Sole                             18,065
Vanguard Total Stock Market ETF  Common   922908769 $681,762      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $2,546,268    47,576  SH          Sole                             47,576
Walt Disney Co.                  Common   254687106 $426,096      12,873  SH          Sole                             12,873
Waste Management, Inc.           Common   94106l109 $1,486,784    41,600  SH          Sole                             41,600
Wells Fargo & Co.                Common   949746101 $1,232,041    49,056  SH          Sole                             49,056
Western Union Company            Common   959802109 $835,227      47,268  SH          Sole                             47,268

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